UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Criterion Capital Management, LLC

Address:   4 Embarcadero Center
           34th Floor
           San Francisco, CA 94111


Form 13F File Number: 28-10866


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   R. Daniel Beckham
Title:  Chief Operating Officer
Phone:  (415) 834-2417

Signature,  Place,  and  Date  of  Signing:

/s/ R Daniel Beckham               San Francisco, CA                  8/5/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              49

Form 13F Information Table Value Total:  $      409,255
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ACME PACKET INC                COM              004764106     4027   149820 SH       SOLE                 149820      0    0
ADC TELECOMMUNICATIONS INC     COM              000886309     8596  1160000 SH       SOLE                1160000      0    0
ADVENT SOFTWARE INC            COM              007974108    13565   288853 SH       SOLE                 288853      0    0
AKAMAI TECHNOLOGIES INC        COM              00971T101     7301   179957 SH       SOLE                 179957      0    0
AMAZON COM INC                 COM              023135106     1438    13160 SH       SOLE                  13160      0    0
APPLE COMPUTER INC             COM              037833100     5659    22500 SH       SOLE                  22500      0    0
ARM HOLDINGS PLC               SPONSORED ADR    042068106      620    50000 SH       SOLE                  50000      0    0
ARUBA NETWORKS INC             COM              043176106     3916   275000 SH       SOLE                 275000      0    0
ASIAINFO HOLDINGS              COM              04518A104     3126   143000 SH       SOLE                 143000      0    0
ATHENAHEALTH INC               COM              04685W103    15970   611156 SH       SOLE                 611156      0    0
BROADCOM CORP                  COM              111320107     9067   275000 SH       SOLE                 275000      0    0
Baidu Com Inc                  COM              056752108     1560    22917 SH       SOLE                  22917      0    0
CADENCE DESIGN SYSTEMS INC     COM              127387108    10480  1810000 SH       SOLE                1810000      0    0
CAVIUM NETWORKS INC            COM              14965A101    16354   624425 SH       SOLE                 624425      0    0
CITRIX SYS INC                 COM              177376100    13582   321618 SH       SOLE                 321618      0    0
CROWN CASTLE INTL CORP         COM              228227104    27733   744306 SH       SOLE                 744306      0    0
CTRIP.COM INTL LTD             AMERICAN DEP SHS 22943F100     2441    65000 SH       SOLE                  65000      0    0
EBAY INC                       COM              278642103     1636    83442 SH       SOLE                  83442      0    0
EQUINIX INC                    COM              29444U502     5685    70000 SH       SOLE                  70000      0    0
F5 NETWORKS INC                COM              315616102    12068   176000 SH       SOLE                 176000      0    0
GENPACT LTD                    SHS              G3922B107     2951   190000 SH       SOLE                 190000      0    0
GLOBALSTAR                     COM              378973408      770   500000 SH       SOLE                 500000      0    0
INTERPUBLIC GROUP OF COS INC   COM              460690100     5982   838958 SH       SOLE                 838958      0    0
INTL GAME TECHNOLOGY           COM              459902102    20398  1299212 SH       SOLE                1299212      0    0
INTUIT INC                     COM              461202103    15865   456276 SH       SOLE                 456276      0    0
LAM RESEARCH  CORP             COM              512807108     1903    50000 SH       SOLE                  50000      0    0
LAMAR ADVERTISING CO-CL A      CL A             512815101    14339   584779 SH       SOLE                 584779      0    0
LINEAR TECHNOLOGY CORPORATION  COM              535678106    10077   362369 SH       SOLE                 362369      0    0
MEMC ELECTRONIC MATERIALS INC  COM              552715104     9288   940100 SH       SOLE                 940100      0    0
MERCADOLIBRE INC               COM              58733R102     3690    70211 SH       SOLE                  70211      0    0
NETAPP INC                     COM              64110D104     7462   200000 SH       SOLE                 200000      0    0
PAYCHEX INC                    COM              704326107     3116   120000 SH       SOLE                 120000      0    0
POWER-ONE INC                  COM              73930R102     4219   625000 SH       SOLE                 625000      0    0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    18323   429000 SH       SOLE                 429000      0    0
POWERWAVE TECHNOLOGIES INC     COM              739363109     3580  2324618 SH       SOLE                2324618      0    0
QUANTA SERVICES INC            COM              74762E102     6608   320000 SH       SOLE                 320000      0    0
RED HAT INC                    COM              756577102     9303   321453 SH       SOLE                 321453      0    0
RIVERBED TECHNOLOGY INC        COM              768573107     3131   113375 SH       SOLE                 113375      0    0
SALESFORCE COM INC             COM              79466L302    12529   145992 SH       SOLE                 145992      0    0
SBA COMMUNICATIONS CORP        COM              78388J106    12584   370000 SH       SOLE                 370000      0    0
SOLARWINDS INC                 COM              83416B109     4331   270000 SH       SOLE                 270000      0    0
SS&C TECHNOLOGIES INC          COM              78467J100      240    15000 SH       SOLE                  15000      0    0
SUCCESSFACTORS INC             COM              864596101     9953   478750 SH       SOLE                 478750      0    0
TALEO CORP                     COM              87424N104     1700    70000 SH       SOLE                  70000      0    0
TERADYNE INC                   COM              880770102     5021   515000 SH  CALL SOLE                 515000      0    0
VANCEINFO TECHNOLOGIES INC     COM              921564100    27425  1178068 SH       SOLE                1178068      0    0
VARIAN SEMICONDUCTOR EQUIPMENT COM              922207105     2866   100000 SH       SOLE                 100000      0    0
VERISK ANALYTICS INC CL A      CL A             92345Y106    17703   592078 SH       SOLE                 592078      0    0
WYNN RESORTS LTD               COM              983134107     9074   118972 SH       SOLE                 118972      0    0


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